Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs - Level 3 [Member]	12 Months Ended
May 31, 2024 $ / shares
Schedule of Level 3 Fair Value Measurements Inputs [Line Items]
Redemption Price	$ 10.61
Stock Price	$ 0.8
Volatility	53.00%
Term (years)	2 years 2 months 4 days
Risk-free rate	4.51%